Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	$ 31,697	¥ 221,661	¥ 322,252
USDC	95	665	1,690
Cryptocurrency, current	863	6,035	30,079
Inventories, net	7,458	52,151	98,614
Prepayments and other current assets, net	7,873	55,063	69,703
Short-term investments	38,256	267,531	198,562
Total current assets	86,242	603,106	720,900
Non-current assets:
Cryptocurrencies, non-current	26,827	187,607	148,790
Long-term investments	55	386	20,569
Property, equipment and software, net	20,246	141,581	157,065
Intangible assets, net	1,712	11,975	3,552
Operating lease right-of-use assets	157	1,100	272
Deferred tax assets	9,409	65,796	28,942
Other non-current assets	1,194	8,347	9,419
Total non-current assets	59,600	416,792	368,609
Total assets	145,842	1,019,898	1,089,509
Current liabilities:
Accounts payable	433	3,025	14,847
Contract liabilities	2,354	16,462	37,447
Income tax payable	6	39	2,023
Operating lease liabilities, current	77	542	272
Provision for warranty	54	380	161
Accrued liabilities and other current liabilities	3,194	22,340	21,692
Total current liabilities	6,118	42,788	76,442
Non-current liabilities:
Operating lease liabilities, non-current	80	558
Total non-current liabilities	80	558
Total liabilities	6,198	43,346	76,442
Shareholders’ equity
Ordinary shares (US$0.000001 par value; 50,000,000,000 shares authorized, 120,081,456 and 121,484,348 issued, 120,020,962 and 121,423,854 shares outstanding as of December 31, 2024 and 2025, respectively)		1	1
Subscriptions receivable from shareholders		(1)	(1)
Additional paid-in capital	30,212	211,276	195,236
Statutory reserves	7,431	51,968	51,762
Accumulated other comprehensive income	(178)	(1,246)	3,777
Retained earnings	102,179	714,554	762,292
Total shareholders' equity	139,644	976,552	1,013,067
Total liabilities and shareholders' equity	$ 145,842	¥ 1,019,898	¥ 1,089,509